Investment in Associates and Joint Ventures	6 Months Ended
Apr. 30, 2024
Investments in Associates and Joint Ventures [Abstract]
Investment in Associates and Joint Ventures
NOTE 7: INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION

The Bank has significant influence over

The Charles Schwab Corporation (“Schwab”)

and the ability to participate in the financial

and operating policy-making
decisions of Schwab through a combination

of the Bank’s ownership, board representation

and the insured deposit account agreement

between the Bank and
Schwab. As such, the Bank accounts for its

investment in Schwab using the equity

method. The Bank’s share of Schwab’s earnings available

to common
shareholders is reported with a one-month

lag. The Bank takes into account changes

in the one-month lag period that would

significantly affect the results.
As at April 30, 2024, the Bank’s reported investment

in Schwab was approximately
12.3% (October 31, 2023 – 12.4%), consisting of 9.8 % of the outstanding voting common shares and the remainder

in non-voting common shares of Schwab

with an aggregate fair value of $
23

billion (US$
17

billion) (October 31, 2023 –
$ 16

billion (US$
12

billion)) based on the closing price of US$
73.95

(October 31, 2023 – US$
52.04 ) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder

agreement (the “Stockholder Agreement”)

under which the Bank has the right

to designate two members of
Schwab’s Board of Directors and has representation

on two Board Committees, subject to

the Bank meeting certain conditions. The Bank’s designated

directors
currently are the Bank’s Group President and

Chief Executive Officer and the Bank’s former Chair

of the Board. Under the Stockholder Agreement,

the Bank is not
permitted to own more than 9.9
% voting common shares of Schwab,

and the Bank is subject to customary

standstill restrictions and subject to certain exceptions,
transfer restrictions.

The carrying value of the Bank’s investment in

Schwab of $
9.9

billion as at April 30, 2024 (October 31,

2023 – $
8.9

billion) represents the Bank’s share of
Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles,

and cumulative translation adjustment.

The Bank’s share of net income from its investment
in Schwab of $ 194

million and $
335

million during the three and six months ended

April 30, 2024, respectively (three and

six months ended April 30, 2023 –
$ 241

million and $
526

million, respectively), reflects net income

after adjustments for amortization of

certain intangibles net of tax.

The following tables represent the gross

amount of Schwab’s total assets, liabilities,

net revenues, net income available to common

stockholders, other
comprehensive income (loss), and comprehensive

income (loss).
Summarized Financial Information
(millions of Canadian dollars) As at
March 31 September 30
2024 2023
Total assets $ 634,593 $ 644,139
Total liabilities 577,180 592,923
(millions of Canadian dollars) For the three months ended For the six months ended
March 31 March 31 March 31 March 31
2024 2023 2024 2023
Total net revenues $ 6,393 $ 6,915 $ 12,466 $ 14,380
Total net income available to common stockholders 1,687 2,072 2,948 4,544
Total other comprehensive income (loss) 749 2,610 4,319 3,331
Total comprehensive income (loss)

2,436

4,682

7,267

7,875
Insured Deposit Account (“IDA”) Agreement
On November 25, 2019, the Bank and Schwab

signed an insured deposit account agreement

(the “2019 Schwab IDA Agreement”), with

an initial expiration date of
July 1, 2031. Under the 2019 Schwab IDA Agreement,

starting July 1, 2021, Schwab had the option

to reduce the deposits by up to US$
10

billion per year (subject
to certain limitations and adjustments),

with a floor of US$
50

billion. In addition, Schwab requested some

further operational flexibility to allow for

the sweep
deposit balances to fluctuate over time, under

certain conditions and subject to certain limitations.
On May 4, 2023, the Bank and Schwab entered

into an amended insured deposit account

agreement (the “2023 Schwab IDA Agreement”

or the “Schwab IDA
Agreement”), which replaced the 2019 Schwab

IDA Agreement. Pursuant to the 2023 Schwab

IDA Agreement, the Bank continues to make

sweep deposit
accounts available to clients of Schwab. Schwab

designates a portion of the deposits

with the Bank as fixed-rate obligation amounts

(FROA). Remaining deposits
over FROA are designated as floating-rate

obligations. In comparison to the 2019 Schwab

IDA Agreement, the 2023 Schwab IDA Agreement

extends the initial
expiration date by three years to July 1, 2034

and provides for lower deposit balances

in its first six years, followed by higher balances

in the later years.
Specifically, until September 2025, the aggregate FROA will serve as the floor. Thereafter, the floor will be set at US$
60

billion. In addition, Schwab has the option
to buy down up to $ 6.8

billion (US$
5

billion) of FROA by paying the Bank certain

fees in accordance with the 2023 Schwab IDA

Agreement, subject to certain
limits. Refer to Note 27 of the Bank’s 2023

Annual Consolidated Financial Statements

for further details on the Schwab IDA Agreement.
During the first quarter of 2024, Schwab exercised

its option to buy down the remaining $
0.7

billion (US$
0.5

billion) of the US$
5

billion FROA buydown
allowance and paid $ 32

million (US$
23

million) in termination fees to the Bank in accordance

with the 2023 Schwab IDA Agreement. By the

end of the first quarter
of 2024, Schwab had completed its buy down

of the full US$
5

billion FROA buydown allowance and had paid

a total of $
337

million (US$
250

million) in termination
fees to the Bank. The fees were intended to

compensate the Bank for losses incurred

from discontinuing certain hedging relationships

and for lost revenues. The
net impact was recorded in net interest income.